Commitments, Guarantees and Pledged Assets - Summary of Asset Pledging Amounts and Related Activities (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 239,758	$ 223,263
Financial assets pledged as collateral for securities lending [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	54,870	53,989
Financial assets pledged as collateral for obligations related to securities sold under repurchase agreements [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	89,971	79,759
Financial assets pledged as collateral for obligations related to securities sold short [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	18,666	15,284
Financial assets pledged as collateral for securitizations [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	18,504	19,750
Financial assets pledged as collateral for covered bonds [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	33,628	28,100
Financial assets pledged as collateral for derivatives [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	22,245	25,463
Financial assets pledged as collateral for foreign governments and central banks [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	862	286
Financial assets pledged as collateral for clearing systems, payment systems, and depositories [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	999	620
Financial assets pledged as collateral for liabilities, other [member]
Disclosure Assets Pledged As Collateral [Line Items]
Asset pledging amounts and activities	$ 13	$ 12